Credit Risk - Disclosure of Homes Portfolios of Particular Interest by Credit Performance (Details) - GBP (£) £ in Millions	Dec. 31, 2021	Dec. 31, 2020
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 210,094	£ 208,750
PIPs	£ 2	£ 10
Simple average LTV (indexed)	41.00%	42.00%
Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 174,712	£ 166,730
Interest-only
Disclosure of credit risk exposure [line items]
PIPs	£ 1	£ 5
Simple average LTV (indexed)	44.00%	44.00%
Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 40,654	£ 38,441
Part interest-only, part repayment
Disclosure of credit risk exposure [line items]
PIPs	£ 1	£ 2
Simple average LTV (indexed)	43.00%	44.00%
Mortgage loan including interest-only part	£ 10,106	£ 9,847
Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	13,638	13,234
Flexible
Disclosure of credit risk exposure [line items]
PIPs	£ 0	£ 1
Simple average LTV (indexed)	23.00%	26.00%
Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 8,549	£ 9,953
LTV >100%
Disclosure of credit risk exposure [line items]
PIPs	£ 1	£ 4
Simple average LTV (indexed)	116.00%	117.00%
LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 528	£ 734
Buy-to-Let
Disclosure of credit risk exposure [line items]
PIPs	£ 0	£ 0
Simple average LTV (indexed)	59.00%	59.00%
Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 14,893	£ 11,608
Other portfolio
Disclosure of credit risk exposure [line items]
PIPs	£ 0	£ 2
Simple average LTV (indexed)	41.00%	43.00%
Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 116,767	£ 110,854
Stage 1 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	161,845	154,586
Stage 1 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	36,212	33,330
Stage 1 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	12,391	11,860
Stage 1 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	7,509	8,731
Stage 1 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	354	423
Stage 1 | Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	14,363	11,180
Stage 1 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	109,878	105,514
Stage 2 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	11,071	10,345
Stage 2 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	3,626	4,228
Stage 2 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	1,020	1,126
Stage 2 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	796	989
Stage 2 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	109	221
Stage 2 | Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	489	393
Stage 2 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	6,188	4,728
Stage 3 | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 1,796	£ 1,799
Stage 3 ratio	1.04%	1.09%
Stage 3 | Interest-only | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 816	£ 883
Stage 3 ratio	2.03%	2.31%
Stage 3 | Part interest-only, part repayment | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 227	£ 248
Stage 3 ratio	1.66%	1.88%
Stage 3 | Flexible | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 244	£ 233
Stage 3 ratio	3.06%	2.48%
Stage 3 | LTV >100% | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 65	£ 90
Stage 3 ratio	12.34%	12.30%
Stage 3 | Buy-to-Let | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 41	£ 35
Stage 3 ratio	0.27%	0.30%
Stage 3 | Other portfolio | Homes
Disclosure of credit risk exposure [line items]
Loans and advances to customers	£ 701	£ 612
Stage 3 ratio	0.60%	0.55%